Schedule of Investments September 30, 2022 (Unaudited)

LK Balanced Fund

Description	Shares	Value
COMMON STOCKS - 70.3%
Communication Services - 3.7%
Lumen Technologies	25,000	$182,000
Walt Disney*	5,000	471,650
Warner Bros Discovery*	29,000	333,500
		987,150
Consumer Discretionary - 5.8%
Alibaba Group Holding*	2,000	159,980
Gildan Activewear	19,000	537,130
LKQ	12,200	575,230
MarineMax*	9,000	268,110
		1,540,450
Consumer Staples - 4.0%
Crimson Wine Group*	30,810	195,644
Hershey	4,000	881,880
		1,077,524
Energy - 10.4%
Chevron	4,000	574,680
Phillips 66	7,700	621,544
Texas Pacific Land	900	1,599,507
		2,795,731
Financials - 13.0%
Aflac	10,000	562,000
Arthur J. Gallagher	5,000	856,100
Berkshire Hathaway, Class A*	2	812,940
Berkshire Hathaway, Class B*	2,000	534,040
Cullen/Frost Bankers	5,500	727,210
		3,492,290
Health Care - 12.9%
DaVita	6,000	496,620
Gilead Sciences	5,000	308,450
Johnson & Johnson	4,500	735,120
Pfizer	15,000	656,400
Thermo Fisher Scientific	1,800	912,942
Viatris	40,000	340,800
		3,450,332
Industrials - 7.9%
Aerojet Rocketdyne Holdings*	10,000	399,900
Boeing *	2,050	248,214
Canadian Pacific Railway	8,652	577,261
Lincoln Electric Holdings	7,000	880,040
		2,105,415
Information Technology - 4.0%
Keysight Technologies*	1,700	267,512
Microsoft	3,500	815,150
		1,082,662
Materials - 4.0%
Constellium, Class A*	20,000	202,800
Orion Engineered Carbons	24,000	320,400
Vulcan Materials	3,500	551,985
		1,075,185
Real Estate - 4.6%
Brookfield Asset Management, Class A	21,000	858,690
Brookfield Asset Management Reinsurance	175	7,158
Weyerhaeuser - REIT	12,800	365,568
		1,231,416
Total Common Stocks
(Cost $10,547,228)		18,838,155

CORPORATE BONDS - 21.7%
Communication Services - 1.1%
TWDC Enterprises 18
3.000%, 02/13/2026	325,000	305,296

Consumer Discretionary - 4.6%
Bed Bath & Beyond
3.749%, 08/01/2024	500,000	160,310
Genuine Parts
1.750%, 02/01/2025	500,000	462,135
Newell Rubbermaid
3.900%, 11/01/2025	250,000	227,640
Tractor Supply Co.
1.750%, 11/01/2030	500,000	374,974
		1,225,059
Consumer Staples - 1.5%
Campbell Soup
2.375%, 04/24/2030	500,000	398,716

Financials - 5.2%
Charles Schwab
5.375%, 06/01/2025	500,000	488,750
Old Republic International
3.875%, 08/26/2026	500,000	473,300
Prudential Financial
5.125%, 03/01/2052	500,000	434,160
		1,396,210
Health Care - 1.8%
Laboratory Corporation of America Holdings
3.600%, 02/01/2025	500,000	483,048

Industrials - 5.2%
Boeing
2.196%, 02/04/2026	500,000	445,019
General Electric
6.623% (Quarterly LIBOR USD + 3.33%), Perpetual (a)	500,000	469,652
Hexcel
4.950%, 08/15/2025 (b)	250,000	244,837
Keysight Technologies
4.550%, 10/30/2024	250,000	246,749
		1,406,257
Information Technology - 2.3%
Corning
7.530%, 03/01/2023	110,000	110,898
Intel
2.700%, 12/15/2022	250,000	249,193
KLA Tencor
4.650%, 11/01/2024	250,000	249,564
		609,655
Total Corporate Bonds
(Cost $6,717,354)		5,824,241

UNITED STATES GOVERNMENT BONDS - 3.7%
United States Treasury Bonds
1.375%, 10/15/2022	500,000	499,781
1.375%, 09/30/2023	500,000	485,860
Total United States Government Bonds
(Cost $987,521)		985,641

MUNICIPAL BOND - 1.9%
Iowa - 1.9%
7.500%, 06/01/2028
(Cost $548,177)	500,000	515,042

SHORT-TERM INVESTMENT - 2.4%
First American Government Obligations - Class Z, 2.74% (c)
(Cost 629,559)	629,559	629,559

Total Investments - 100.0%
(Cost $19,429,839)		26,792,638
Other Assets and Liabilities, Net - 0.0%		8,506
Total Net Assets - 100.0%		$26,801,144

REIT -	Real Estate Investment Trust.
*	Non-income producing security
(a)	Variable rate security. The rate shown is the effective rate as of September 30, 2022.
(b)	Step-up bond; the interest rate shown is the rate in effect as of September 30.2022.
(c)	The rate shown is the annualized seven-day effective yield as of September 30, 2022.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of September 30, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks	$18,838,155	$-	$-	$18,838,155
Corporate Bonds	-	5,824,241	-	5,824,241
United States Government Bonds	-	985,641	-	985,641
Municipal Bond	-	515,042	-	515,042
Short-Term Investment	629,559	-	-	629,559
Total Investments in Securities	$19,467,714	$7,324,924	$-	$26,792,638

Refer to Schedule of Investments for further information on the classification of investments.